EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended October 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	25.96%
From	01-Oct-16	17-Oct-16	15-Nov-16	Floating Allocation Percentage at Month-End	97.41%
To	31-Oct-16	15-Nov-16
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$267,715,686.07		Beginning	-
			Payout	-
Total Collateral	1,378,855,686.07		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	153.21%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	29
	Total Pool		A1 LIBOR	0.534560%
Beginning Gross Principal Pool Balance	$4,975,418,222.20		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,970,146,002.68)			0.934560%
Investment in New Receivables	$2,383,951,802.24				1.13%
Receivables Added for Additional Accounts	$575,338,077.70		A2 Days	30
Repurchases	$(45,055,792.81)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(602,028,619.41)			Actual	Per $1000
Less Servicing Adjustment	$(5,585,407.53)		Interest A1	414,062.00	0.41
Ending Balance	$5,311,892,279.71		Principal A1	-	$0.00

SAP for Next Period	25.96%				0.41

Average Receivable Balance	$4,856,501,696.12			Actual	Per $1000
Monthly Payment Rate	40.57%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	834,062.00	1.150430%
	Total Pool		Servicing Fee	$929,096.31
Total Interest Collections	$12,088,777.23		Excess Cash Flow	1,293,503.90
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$12,088,777.23
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-